Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, shares authorized (in shares)	50,000,000
Preferred stock, shares issued (in shares)	50,510
Preferred stock, shares outstanding (in shares)	50,510
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	18,199,586	16,647,529
Common stock, outstanding (in shares)	18,199,586	16,647,529
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, issued (in shares)	59,930,000	59,930,000
Common stock, outstanding (in shares)	59,930,000	59,930,000
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	25,000	25,000
Preferred stock, shares outstanding (in shares)	25,000	25,000
Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	25,510	25,510
Preferred stock, shares outstanding (in shares)	25,510	25,510